Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Accounts Receivable	$ 9,611,788	$ 11,437,581
Allowance for doubtful accounts	(4,685,707)	(3,441,650)
Accounts Receivable, net	4,926,081	7,995,931
Accounts Receivable - related parties	10,862,238	9,787,645
Allowance for doubtful accounts	(2,128,975)	(242,192)
Accounts Receivable - related parties, net	8,733,263	9,545,453
Non-current Accounts Receivable	1,804,189	1,078,777
Non-current Allowance for doubtful accounts	(156,080)
Non-current Accounts Receivable, net	1,648,109	1,078,777
Non-current Accounts Receivable - related parties	4,035,831
Non-current Allowance for doubtful accounts - related parties	(241,882)
Non-current Accounts Receivable - related parties, net	$ 3,793,949